N-4	Jun. 21, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Dec. 15, 2023
Amendment Flag	false
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	2.80%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	2.90%
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.60%